Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and Equipment , Net
Total	¥ 189,100	¥ 169,502
Accumulated depreciation	(69,435)	(51,279)
Impairment of property and equipment	(2,883)	(2,039)
Net book value	116,782	116,184		$ 16,448
Depreciation expenses	20,741	21,648	¥ 15,086
Building
Property and Equipment , Net
Total	99,166	99,166
Leasehold improvements
Property and Equipment , Net
Total	32,804	32,685
Medical equipments
Property and Equipment , Net
Total	35,062	16,571
Office equipment, furniture and others
Property and Equipment , Net
Total	10,955	8,684
Production machinery
Property and Equipment , Net
Total	5,213	4,744
Computers and electrical equipment
Property and Equipment , Net
Total	¥ 5,900	¥ 7,652